First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.9%
	Air Freight & Logistics – 3.0%
6,747	Forward Air Corp.	$801,813
	Automobiles – 3.7%
14,208	Winnebago Industries, Inc.	977,510
	Beverages – 3.3%
7,750	MGP Ingredients, Inc.	883,577
	Building Products – 6.5%
25,581	AZEK (The) Co., Inc. (a)	798,127
69,935	Hayward Holdings, Inc. (a)	934,332
		1,732,459
	Capital Markets – 3.1%
3,560	Morningstar, Inc.	820,509
	Chemicals – 3.0%
66,237	Ecovyst, Inc. (a)	814,053
	Electrical Equipment – 3.3%
22,425	Allied Motion Technologies, Inc.	872,333
	Energy Equipment & Services – 3.7%
37,837	Core Laboratories, Inc.	983,384
	Financial Services – 5.5%
27,876	Cannae Holdings, Inc. (a)	568,113
35,380	I3 Verticals, Inc., Class A (a)	884,854
		1,452,967
	Food Products – 4.3%
5,558	J&J Snack Foods Corp.	891,058
2,404	John B. Sanfilippo & Son, Inc.	261,820
		1,152,878
	Gas Utilities – 2.9%
18,320	Northwest Natural Holding Co.	787,210
	Ground Transportation – 3.3%
38,555	Marten Transport Ltd.	873,656
	Household Durables – 1.0%
892	Cavco Industries, Inc. (a)	263,720
	Household Products – 4.5%
15,202	Spectrum Brands Holdings, Inc.	1,191,989
	Insurance – 14.4%
16,043	Brown & Brown, Inc.	1,130,229
37,401	BRP Group, Inc., Class A (a)	931,659
91,625	Hagerty, Inc., Class A (a)	809,049
20,450	Stewart Information Services Corp.	963,809
		3,834,746
	IT Services – 2.9%
12,009	Perficient, Inc. (a)	766,054
Shares	Description	Value

	Leisure Products – 2.0%
55,162	American Outdoor Brands, Inc. (a)	$524,039
	Machinery – 13.7%
61,406	Gates Industrial Corp. PLC (a)	836,350
8,181	John Bean Technologies Corp.	1,011,253
4,530	Kadant, Inc.	1,009,511
3,527	RBC Bearings, Inc. (a)	797,278
		3,654,392
	Personal Care Products – 3.0%
20,080	Edgewell Personal Care Co.	791,353
	Real Estate Management & Development – 1.3%
17,400	RE/MAX Holdings, Inc., Class A	342,954
	Textiles, Apparel & Luxury Goods – 2.7%
25,152	Movado Group, Inc.	721,862
	Water Utilities – 2.8%
10,514	SJW Group	740,816
	Total Common Stocks	24,984,274
	(Cost $19,653,855)
REAL ESTATE INVESTMENT TRUSTS – 1.2%
	Specialized REITs – 1.2%
9,653	Rayonier, Inc.	319,708
	(Cost $239,212)
	Total Investments – 95.1%	25,303,982
	(Cost $19,893,067)
	Net Other Assets and Liabilities – 4.9%	1,316,780
	Net Assets – 100.0%	$26,620,762

(a)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,984,274	$ 24,984,274	$ —	$ —
Real Estate Investment Trusts*	319,708	319,708	—	—
Total Investments	$ 25,303,982	$ 25,303,982	$—	$—

*	See Portfolio of Investments for industry breakout.